Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Amortizable intangible assets (in thousands)

	December 31, 2019		December 31, 2018
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 0-8 years)	$4,910	4,806	4,727	4,702
Above Market leases (useful life 5 years)	-	-	-	-
	$4,910	4,806	4,727	4,702

Dock 79
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25

Cranberry Business Park
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$183
Annual Amortization:
2019	$79
2020	46
2021	46
2022	12